Segment Reporting - Somos - Anglo (Predecessor) (Tables)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Segment Reporting
Schedule of business' revenue, its reconciliation to "profit (loss) before finance result and tax", assets and liabilities by reportable segment
	December 31, 2020
	Content & EdTech Platform	Digital Services Platform	Total

Net revenue from sales and services	908,406	89,222	997,628
Cost of goods sold and services	(301,882)	(76,121)	(378,003)

Operating income (expenses)
General and administrative expenses	(382,740)	(19,329)	(402,069)
Commercial expenses	(152,659)	(12,510)	(165,169)
Other operating income, net	-	-	-
Impairment losses on trade receivables	(25,015)	-	(25,015)
Profit before finance result and taxes	46,110	(18,738)	27,372

Assets	6,848,198	130,072	6,978,270
Current and non-current liabilities	2,141,107	51,847	2,192,953

	December 31, 2019
	Content & EdTech Platform	Digital Services Platform	Total

Net revenue from sales and services	882,259	107,424	989,683
Cost of goods sold and services	(359,730)	(87,319)	(447,049)

Operating income (expenses)
General and administrative expenses	(260,338)	(16,089)	(276,427)
Commercial expenses	(181,681)	(2,911)	(184,592)
Other operating net income	5,136	-	5,136
Impairment losses on trade receivables	(4,297)	-	(4,297)
(Loss) Profit before financial income and taxes	81,349	1,105	82,454

Assets	6,055,892	111,902	6,167,794
Current and non-current liabilities	2,955,764	111,947	3,067,711

	From October 11 to December 31, 2018
	Content & EdTech Platform	Digital Services Platform	Total

Net revenue from sales and services	236,479	9,882	246,361
Cost of goods sold and services	(64,701)	(5,202)	(69,903)

Operating income (expenses)
General and administrative expenses	(83,963)	(935)	(84,898)
Commercial expenses	(49,346)	(1,805)	(51,151)
Other operating income, net	2,868	-	2,868
Impairment losses on trade receivables	(2,283)	-	(2,283)
Profit before finance result and taxes	39,054	1,940	40,994

Assets	6,092,753	46,938	6,139,691
Current and non-current liabilities	2,834,102	37,088	2,871,190

Somos - Anglo (Predecessor)
Segment Reporting
Schedule of business' revenue, its reconciliation to "profit (loss) before finance result and tax", assets and liabilities by reportable segment
	January 1, 2018 to October 10, 2018
	Content & EdTech Platform	Digital Platform	Total
Net revenue from good sold and services	460,656	57,875	518,530
Cost of goods sold and services	(174,304)	(46,672)	(220,975)
	286,352	11,203	297,555
Operating income (expenses):
General and administrative expenses	(305,074)	(5,453)	(310,527)
Commercial expenses	(136,773)	(2,279)	(139,052)
Other operating income (expenses)	4,328	(71)	4,257
Impairment losses on trade receivables	(4,027)	—	(4,027)
Operating (loss) profit before finance result	(155,194)	3,400	(151,794)
Assets	1,346,030	18,044	1,364,074
Current and non-current liabilities	1,821,603	18,397	1,840,000

	Year ended December 31, 2017
	Content & EdTech Platform	Digital Platform	Total
Net revenue from good sold and services	685,962	—	685,962
Cost of goods sold and services	(255,250)	—	(255,250)
	430,712	—	430,712
Operating income (expenses):
General and administrative expenses	(162,760)	—	(162,760)
Commercial expenses	(170,651)	—	(170,651)
Other operating expenses	(1,929)	—	(1,929)
Impairment losses on trade receivables	908	—	908
Operating profit before finance result	96,280	—	96,280
Assets	1,353,895	9,442	1,363,337
Current and non-current liabilities	979,560	34,747	1,014,307